Notes receivable	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Notes receivable	Notes receivable
The Group collects notes receivable from its customers for sales of automotive computing platform, SoC Core Modules and other products. Notes receivable as of December 31, 2024 and June 30, 2025 were bank acceptance notes.